UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: -811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)
c/o STATE STREET BANK AND TRUST COMPANY
2 AVENUE DE LAFAYETTE, 6TH FLOOR
P.O. BOX 5049
BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Mary Moran Zeven Secretary The China Fund, Inc. 2 Avenue de Lafayette Boston, MA 02111	Leonard B. Mackey, Jr., Esq. Clifford Chance U.S. LLP 31 West 52nd Street New York, New York 10019
Registrant’s telephone number, including area code: (888) 246-2255
Date of fiscal year end: October 31
Date of reporting period: July 31, 2007

Item 1. Schedule of Investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)

COMMON STOCK AND OTHER EQUITY INTERESTS

CHINA

Financials — (1.9%)

Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	5,804,366		$14,336,784

TOTAL CHINA — (Cost $4,881,621)		1.9%	14,336,784

HONG KONG

Consumer Discretionary — (6.9%)

China Travel International Investment Hong Kong, Ltd.	18,148,000		12,242,970

Huabao International Holdings, Ltd.	12,790,000		12,190,835

Parkson Retail Group, Ltd.	1,111,500		8,378,872

Ports Design, Ltd.	2,678,500		6,447,579

Shangri-La Asia, Ltd.	2,678,000		6,364,255

Yorkey Optical International Cayman, Ltd. #	13,858,000		5,099,377

			50,723,888

Consumer Staples — (2.7%)

Chaoda Modern Agriculture (Holdings), Ltd.	26,407,900		19,907,190

Energy — (0.6%)

China Rare Earth Holdings, Ltd.	15,254,000		4,697,047

Financials — (1.4%)

Tianjin Development Holdings, Ltd.	8,440,000		10,007,245

Health Care — (4.5%)

China Shineway Pharmaceutical Group, Ltd. #	11,184,000		8,073,646

Golden Meditech Co., Ltd. * #	35,040,000		17,818,505

Natural Beauty Bio-Technology, Ltd. #	32,780,000		7,371,327

			33,263,478

Industrials — (1.3%)

TPV Technology, Ltd.	12,728,000		9,838,743

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)

COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

HONG KONG (continued)

Information Technology — (0.1%)

Arcontech Corp. * # (1)	18,386,000		$—

Chinasoft International, Ltd. #	4,000,000		971,041

			971,041

Materials — (0.8%)

Fountain Set (Holdings), Ltd. #	13,026,000		5,492,235

Ocean Grand Chemicals Holdings, Ltd. * # (1)	17,379,000		688,352

			6,180,587

Utilities — (1.8%)

Xinao Gas Holdings, Ltd. #	9,286,000		13,169,696

TOTAL HONG KONG — (Cost $63,472,035)		20.1%	148,758,915

HONG KONG — “H” SHARES

Energy — (6.1%)

China Oilfield Services, Ltd.	12,650,000		18,587,135

China Petroleum & Chemical Corp.	11,696,000		12,343,590

China Shenhua Energy Co., Ltd.	3,435,000		13,824,880

			44,755,605

Industrials — (2.9%)

BYD Co., Ltd.	1,368,500		9,931,555

Zhejiang Expressway Co., Ltd.	10,304,000		11,835,582

			21,767,137

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)

COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

HONG KONG — “H” SHARES (continued)

Utilities — (0.8%)

Anhui Expressway Co., Ltd.	6,780,000		$6,098,548

TOTAL HONG KONG — “H” SHARES — (Cost $29,994,296)		9.8%	72,621,290

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $93,466,331)		29.9%	221,380,205

SINGAPORE

Consumer Staples — (0.9%)

Hsu Fu Chi International, Ltd. * #	8,409,000		6,490,437

Industrials — (0.9%)

Yangzijiang Shipbuilding Holdings, Ltd. *	5,347,000		6,878,418

Information Technology — (0.9%)

CDW Holding, Ltd. † #	60,000,000		6,728,898

Utilities — (0.9%)

Bio-Treat Technology, Ltd.	10,615,000		6,722,565

TOTAL SINGAPORE — (Cost $18,872,084)		3.6%	26,820,318

TAIWAN

Consumer Discretionary — (7.1%)

Far Eastern Department Stores, Ltd.	16,952,000		16,120,650

Merry Electronics Co., Ltd.	3,584,340		12,672,847

Synnex Technologies International, Corp. *	8,481,000		17,965,482

Taiwan FamilyMart Co., Ltd. #	3,487,895		5,772,584

			52,531,563
Consumer Staples — (2.8%)

Lien Hwa Industrial Corp.	10,732,616		6,542,483

Uni-President Enterprises Corp.	13,337,000		14,410,578

			20,953,061

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)

COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

TAIWAN (continued)

Energy — (1.9%)

Formosa Petrochemical Corp.	5,085,000		$14,134,902

Financials — (5.7%)

Cathay Financial Holding Co., Ltd.	5,708,370		14,997,759

Fubon Financial Holdings Co., Ltd.	10,387,000		9,655,994

Fuhwa Financial Holdings Co., Ltd. *	26,413,545		17,349,261

			42,003,014

Industrials — (3.1%)

Asia Optical Co., Inc.	1,936,153		8,527,359

China Synthetic Rubber Corp.	5,294,000		7,833,939

Wah Lee Industrial Corp.	2,838,856		6,108,788

			22,470,086

Information Technology — (5.4%)

Data Systems Consulting Co., Ltd. #	4,566,813		6,354,202

Powertech Technology Inc. *	3,114,000		14,711,512

Taiwan Secom Co., Ltd. #	3,837,000		6,034,600

Tripod Technology Corp.	2,974,083		13,098,692

			40,199,006

Materials — (2.1%)

China Metal Products Co., Ltd.	5,243,123		10,067,870

Yieh United Steel Corp. * #	9,483,000		5,535,050

			15,602,920

TOTAL TAIWAN — (Cost $131,666,701)		28.1%	207,894,552

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)

COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

UNITED KINGDOM

Health Care (1.5%)

China Medical System Holdings Ltd. * #	3,623,188		$10,808,351

TOTAL UNITED KINGDOM — (Cost $9,940,990)		1.5%	10,808,351

UNITED STATES

Consumer Discretionary — (0.2%)

Chindex International, Inc. *	69,987		1,513,119

Energy — (2.2%)

Far East Energy Corp. * #	11,111,111		16,444,444

Health Care — (2.8%)

China Medical Technologies Inc., ADR	271,500		8,883,480

Mindray Medical International Ltd., ADR	367,000		11,377,000

			20,260,480

TOTAL UNITED STATES — (Cost $24,293,333)		5.2%	38,218,043

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $283,121,061)		70.2%	519,458,253

EQUITY LINKED SECURITIES

Energy — (2.1%)

China Yangtze Power Co., Ltd. Access Product (expiration 1/20/10) 144A, (1) (2)	6,441,077		15,194,501

Financials — (7.8%)

China Merchants Bank Co., Ltd. Access Product (expiration 10/26/10) 144A, (1) (2)	8,254,855		32,482,854

Finance Street Holding Co., Ltd. Access Product (expiration 2/13/2012) 144A, (1) (2)	5,439,953		24,914,985

			57,397,839

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)

EQUITY LINKED SECURITIES (continued)

Industrials — (15.3%)

Baoding Tianwei Baobian Electric Co., Ltd. Access Product (expiration 01/20/10) 144A, (1) (3)	1,947,486		$9,072,811

Daqin Railway Co., Ltd. Access Product (expiration 11/02/11) 144A, (1) (2)	9,710,000		20,556,070

Shanghai International Airport Co., Ltd. Access Product (expiration 1/20/10) 144A, (1) (3)	5,662,300		29,024,950

Shanghai Tunnel Engineering Co., Ltd. Access Product (expiration 1/17/12) 144A, * (1) (3)	3,441,747		5,369,125

Shanghai Zhenhua Port Machinery Co., Ltd. Access Product (expiration 10/26/10) 144A, (1) (2)	7,454,352		21,744,345

Xinjiang Tebian Electric Apparatus Stock Co., Ltd. Access Product (expiration 10/26/10) 144A, (1) (2)	4,676,642		27,737,164

			113,504,465

Materials — (1.2%)

Qinghai Salt Lake Potash Co., Ltd. Access Product (expiration 10/26/10) 144A, (1) (2)	1,725,209		9,217,792

TOTAL EQUITY LINKED SECURITIES — (Cost $58,275,625)		26.4%	195,314,597

DIRECT INVESTMENTS

Information Technology — (0.4%)

Sino Twinwood Pte Ltd. (acquired 5/2/07) * (1) (4)	500,000		3,050,000

teco Optronics Corp., (acquired 4/26/04) * (1) (4)	1,861,710		—

TOTAL DIRECT INVESTMENTS — (Cost $3,722,519)		0.4%	3,050,000

TOTAL INVESTMENTS — (Cost $345,119,205)		97.0%	717,822,850

OTHER ASSETS AND LIABILITIES		3.0%	22,379,743

NET ASSETS		100.0%	$740,202,593

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
July 31, 2007 (Unaudited)

Notes to Schedule of Investments

(A)	Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors based on advice from the Direct Investment Manager, Martin Currie. The Direct Investment’s original cost is considered to be fair value unless the Board of Directors, based on such advice, concludes there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments.

The Fund’s investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

*	Denotes non-income producing security.

†	Affiliated issuer, as defined in the Investment Company Act of 1940, as amended, includes issuers in which the Fund held 5% or more of the outstanding voting securities.

ADR	American Depositary Receipt.

144A	Securities restricted for resale to Qualified Institutional Buyers.

#	Illiquid security

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

(2)	Equity Linked Securities issued by Credit Lyonnais (CLSA).

(3)	Equity Linked Securities issued by Citigroup Global Markets Holdings.

(4)	Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore initially valued at acquisition cost. The procedures applied by the Board of Directors in arriving at its estimate of value of securities without readily available market values comply with the China Fund, Inc.’s (the “Fund”) policies for valuing Direct Investments at original cost unless the Board of Directors, based on advice from the Direct Investment Manager, concludes that there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments. Determination of fair values involves subjective judgment and, because of the inherent uncertainty of valuation, the Board of Directors’ estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

**	At July 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $379,241,097 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,537,452 and net appreciation for financial reporting purposes was $372,703,645. At July 31, 2007, aggregate cost for financial reporting purposes was $345,119,205.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certification required by Rule 30a-2 of the 1940 Act is attached as an exhibit to this filing.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE CHINA FUND, INC.

By:	/s/ Gary L. French
Gary L. French
President and Chief Executive Officer

Date: 9/12/2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary L. French
Gary L. French
President and Chief Executive Officer

Date: 9/12/2007

By:	/s/ William C. Cox
William C. Cox Treasurer and Chief Financial Officer

Date: 9/12/2007